Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents (Note 2(e))	$ 718,049	$ 276,002
Restricted cash (Note 2(e))	9,768	8,856
Accounts receivable, net (Note 3)	26,943	20,978
Inventories (Note 6)	28,039	21,365
Due from related parties (Note 3)	3,838	0
Fair value of derivatives (Notes 20 and 21)	25,660	0
Insurance claims receivable	5,410	3,970
Time charter assumed (Note 13)	199	198
Accrued charter revenue (Note 13)	10,885	7,361
Short-term investments (Note 5)	120,014	0
Prepayments and other assets	10,622	8,595
Vessels held for sale (Note 7)	55,195	78,799
Total current assets	1,014,622	426,124
FIXED ASSETS, NET:
Right-of-use assets (Note 12)	0	191,303
Vessels and advances, net (Note 7)	3,666,861	3,650,192
Total fixed assets, net	3,666,861	3,841,495
OTHER NON-CURRENT ASSETS:
Equity method investments (Note 10)	20,971	19,872
Accounts receivable, net, non-current (Note 3)	5,261	5,076
Deferred charges, net (Note 8)	55,035	31,859
Restricted cash, non-current (Note 2(e))	83,741	68,670
Time charter assumed, non-current (Note 13)	468	667
Accrued charter revenue, non-current (Note 13)	11,627	8,183
Fair value of derivatives, non-current (Notes 20 and 21)	37,643	3,429
Other non-current assets (Note 5)	0	1,666
Total assets	4,896,229	4,407,041
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs (Note 11)	320,114	272,365
Accounts payable	18,155	18,865
Due to related parties (Note 3)	2,332	1,694
Finance lease liabilities, net (Note 12)	0	16,676
Accrued liabilities	51,551	27,304
Unearned revenue (Note 13)	25,227	23,830
Fair value of derivatives (Notes 20 and 21)	2,255	6,876
Other current liabilities	3,456	2,417
Total current liabilities	423,090	370,027
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion and deferred financing costs (Note 11)	2,264,507	2,169,718
Finance lease liabilities, net of current portion (Note 12)	0	99,689
Fair value of derivatives, non-current portion (Notes 20 and 21)	13,655	7,841
Unearned revenue, net of current portion (Note 13)	34,540	33,867
Total non-current liabilities	2,312,702	2,311,115
COMMITMENTS AND CONTINGENCIES (Note 14)	0	0
Temporary equity – Redeemable non-controlling interest in subsidiary – (Note 15)	3,487	0
STOCKHOLDERS’ EQUITY:
Preferred stock (Note 16)	0	0
Common stock (Note 16)	12	12
Treasury stock (Note 16)	(60,095)	0
Additional paid-in capital (Note 16)	1,423,954	1,386,636
Retained earnings	746,658	341,482
Accumulated other comprehensive income / (loss) (Notes 20 and 22)	46,421	(2,231)
Total stockholders’ equity	2,156,950	1,725,899
Total liabilities and stockholders’ equity	$ 4,896,229	$ 4,407,041